Shelton Greater China Fund
44 Montgomery Street, Suite 2100
San Francisco, CA 94104

October 18, 2011

VIA EDGAR

Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Shelton Greater China Fund (the “Fund”)
File Nos. 333-176060 and 811-05617

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), transmitted for filing are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data files included as an exhibit to this filing relate to the risk/return summaries in the prospectus of the Fund, dated October 10, 2011, filed along with the Fund's statement of additional information, also dated October 10, 2011, with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on October 11, 2011.

Please direct any questions regarding this filing to the undersigned at 415-398-2727.

Sincerely,

/s/ Stephen C. Rogers

Stephen C. Rogers
President